Note 20 - Stock-based Compensation - Assumptions Used (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Share-Based Payment Arrangement, Option [Member]
Risk free rate	3.70%	4.10%
Expected life in years (Year)	4 years 9 months	4 years 9 months
Expected volatility	31.90%	43.10%
Dividend yield	0.20%	0.20%
Weighted average fair value per option granted (in dollars per share)	$ 47.25	$ 63.19
Performance Shares [Member]
Risk free rate	3.50%	4.30%
Expected life in years (Year)	3 years	4 years
Discount rate	5.00%	5.80%
Expected volatility	27.50%	32.50%
Dividend yield	0.20%	0.20%